Debt (Details) - USD ($)																	3 Months Ended		12 Months Ended
	Mar. 18, 2022	Feb. 14, 2022	Jan. 07, 2022	Dec. 30, 2021	Jun. 23, 2021	Mar. 30, 2021	Mar. 25, 2021	Mar. 24, 2021	Feb. 05, 2021	Jan. 28, 2021	Jan. 21, 2021	Jan. 14, 2021	Jan. 11, 2021	Jan. 06, 2021	Jan. 04, 2021	Oct. 15, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 25, 2022	Jan. 05, 2022	Nov. 10, 2021	Oct. 18, 2021	May 04, 2020	Apr. 25, 2020
Debt (Details) [Line Items]
Debt Instrument, Face Amount				$ 1,000,000																						$ 460,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Maturity Date, Description		maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Proceeds from Issuance of Debt				$ 850,000													$ 675,000	$ 0	$ 0	$ 1,673,406
Debt Instrument, Unamortized Discount																			150,000	756,795
Debt, Default Interest Rate				18.00%
Notes Payable																			1,048,838	899,977
Amortization of Debt Discount (Premium)																	$ 231,180	756,795	$ 756,795	$ 1,128,885
Class of Warrant or Rights, Granted (in Shares)							6,300,000										1,585,000		29,820,000	6,582,382
Warrant or Right, Reason for Issuance, Description				entitling the Lender to purchase (i) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series A warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock, and (ii) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series B warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock. one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Adjustments to Additional Paid in Capital, Warrant Issued																	$ 2,914		$ 261,568
Warrants and Rights Outstanding, Term							5 years																	5 years
Stock Issued During Period, Shares, Other (in Shares)					637,953												1,720,000			2,151,204
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 0.75																$ 0.75	$ 0.75
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			3,179,650																	63,374,555
Debt Conversion, Original Debt, Amount																	$ 0	2,653,795	0	$ 1,633,406
Gain (Loss) on Extinguishment of Debt																	0	$ 1,836	1,836	$ 35,236
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.25																			$ 0.25
Commitments [Member]
Debt (Details) [Line Items]
Stock Issued During Period, Value, Other																	243,306
Howe Note [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount				$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Maturity Date, Description				maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Proceeds from Issuance of Debt				$ 850,000
Debt Instrument, Unamortized Discount				$ 261,568													75,824
Debt, Default Interest Rate				18.00%
Notes Payable																	1,000,000
Amortization of Debt Discount (Premium)																	74,176
Class of Warrant or Rights, Granted (in Shares)				2
Warrant or Right, Reason for Issuance, Description				entitling the Lender to purchase (i) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series A warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock, and (ii) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series B warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock. one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Debt Original Issue Discount Rate				18.00%
Howe Note [Member] | Original Issue Discount [Member]
Debt (Details) [Line Items]
Debt Instrument, Unamortized Discount				$ 150,000
Diamond Note [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount		$ 175,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Proceeds from Issuance of Debt		$ 148,750
Debt, Default Interest Rate		18.00%
Warrant or Right, Reason for Issuance, Description		Lender will be issued 367,500 5-year warrants that may be exercised at $.50 per share and 367,500 5-year warrants that may be exercised at $.75 per share
Adjustments to Additional Paid in Capital, Warrant Issued		$ 2,914
Diamond Note 2 [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount	$ 235,294
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Maturity Date, Description	maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000
Proceeds from Issuance of Debt	$ 200,000
Debt, Default Interest Rate	18.00%
Class of Warrant or Rights, Granted (in Shares)	200,000
Adjustments to Additional Paid in Capital, Warrant Issued	$ 2,213																2,213
Warrants and Rights Outstanding, Term	5 years
AJB Capital Note [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount	$ 750,000
Proceeds from Issuance of Debt	675,000
Debt Instrument, Unamortized Discount	$ 75,000																349,914
Class of Warrant or Rights, Granted (in Shares)	750,000
Adjustments to Additional Paid in Capital, Warrant Issued	$ 24,952
Debt Instrument, Fee	Commitment Fee Shares can be decreased to 720,000 shares ($180,000) if the Company repays the Note on or prior its maturity
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.5
Proceeds from Debt, Net of Issuance Costs	$ 616,250
AJB Capital Note [Member] | Commitments [Member]
Debt (Details) [Line Items]
Stock Issued During Period, Value, Other	$ 430,000
Stock Issued During Period, Shares, Other (in Shares)	1,720,000
PPP Loan [Member]
Debt (Details) [Line Items]
Debt Instrument, Face Amount																					$ 460,000				$ 460,000	$ 460,000
Notes Payable																	$ 460,406		$ 460,406
Series C Debenture [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						272,837
Debt Conversion, Original Debt, Amount						$ 122,166
Gain (Loss) on Extinguishment of Debt						3,035
Series C Debenture [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount						110,833
Series C Debenture [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount						71,526
Series D Debenture [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount						11,333
Series D Debenture [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 8,722
Convertible Note A [Member]
Debt (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt								$ 1,201
Repayments of Debt								55,368
Convertible Note A [Member] | Principal [Member]
Debt (Details) [Line Items]
Repayments of Debt								41,000
Convertible Note A [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Repayments of Debt								$ 13,167
Eagle Equities Note 4 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)														3,505,964	4,123,750
Debt Instrument, Convertible, Conversion Price (in Dollars per share)														$ 0.01224	$ 0.012
Eagle Equities Note 4 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount														$ 39,000	$ 45,000
Eagle Equities Note 4 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount														$ 3,913	$ 4,485
Eagle Equities Note 5 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)												4,319,378	4,463,507
Debt Instrument, Convertible, Conversion Price (in Dollars per share)												$ 0.01266	$ 0.01224
Eagle Equities Note 5 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount												$ 50,000				$ 50,000
Eagle Equities Note 5 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount												$ 4,683				$ 4,633
Eagle Equities Note 6 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)										7,285,062	6,449,610
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 0.01575	$ 0.0154
Eagle Equities Note 6 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount										$ 107,200	$ 93,000
Eagle Equities Note 6 [Member] | Accrued Interest [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount										$ 7,540	$ 6,324
Eagle Equities Note 7 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									1,184,148
Debt Conversion, Original Debt, Amount									$ 200,200
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.24984
Eagle Equities Note 7 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 200,200
Eagle Equities Note 8 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									639,593
Debt Conversion, Original Debt, Amount									$ 114,400
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.23851
Eagle Equities Note 8 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 114,400
Eagle Equities Note 9 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									605,177
Debt Conversion, Original Debt, Amount									$ 114,400
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.24984
Eagle Equities Note 9 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 114,400
Eagle Equities Note 10 [Member]
Debt (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									1,095,131
Debt Conversion, Original Debt, Amount									$ 200,200
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.23748
Eagle Equities Note 10 [Member] | Principal [Member]
Debt (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 200,200